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                              JOHN HANCOCK FUNDS II
                             MULTI SECTOR BOND FUND

                       SUPPLEMENT DATED DECEMBER 23, 2010
                            TO THE CURRENT PROSPECTUS

Effective as of the date of this supplement, the following modifies the fund's policy with respect to average portfolio duration:

      The fund normally maintains an average duration of approximately three years or less.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.